Employee and Director Stock Purchase Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase common stock with exercise price	95.00%
Brokerage commissions or service charges	$ 0
Common stock purchased	60,569	218,824	87,534
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	323,254
Permitted purchase common stock	$ 25,000
Common stock purchased	0	3,920
DSPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	319,216
Permitted purchase common stock	$ 25,000
Common stock purchased	0	4,606